Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Coles Group Ltd.	192,687	$2,468,270
Endeavour Group Ltd./Australia(a)	188,497	889,176
Treasury Wine Estates Ltd.	102,859	900,663
Woolworths Group Ltd.	182,026	5,208,932
		9,467,041
Belgium — 1.6%
Anheuser-Busch InBev SA/NV.	121,578	8,764,413

Brazil — 0.7%
Ambev SA, ADR	630,336	2,168,356
BRF SA, ADR(a)	104,186	569,898
Natura & Co. Holding SA, ADR(a)(b)	59,928	1,359,766
		4,098,020
Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	118,466	4,353,119
George Weston Ltd.	10,124	964,949
Loblaw Companies Ltd.	22,818	1,404,312
Metro Inc.	35,430	1,698,616
Saputo Inc.	33,932	1,011,993
		9,432,989
Chile — 0.1%
Cencosud SA	193,230	384,439

Denmark — 0.5%
Carlsberg A/S, Class B	14,260	2,661,143

France — 5.5%
Carrefour SA	82,777	1,629,003
Danone SA	98,646	6,940,229
L’Oreal SA	34,622	15,461,967
Pernod Ricard SA	28,932	6,430,493
		30,461,692
Germany — 0.5%
Beiersdorf AG.	14,039	1,694,591
Henkel AG & Co. KGaA	14,322	1,318,902
		3,013,493
Ireland — 0.6%
Kerry Group PLC, Class A	22,154	3,097,363

Japan — 6.5%
Aeon Co. Ltd.	124,517	3,342,627
Ajinomoto Co. Inc.	78,800	2,047,194
Asahi Group Holdings Ltd.	68,898	3,220,204
Japan Tobacco Inc.	158,500	2,995,381
Kao Corp.	69,200	4,266,877
Kikkoman Corp.	28,200	1,859,742
Kirin Holdings Co. Ltd.	125,196	2,443,302
MEIJI Holdings Co. Ltd.	21,000	1,258,424
Nissin Foods Holdings Co. Ltd.	12,100	871,284
Seven & i Holdings Co. Ltd.	114,637	5,491,206
Shiseido Co. Ltd.	57,500	4,241,129
Unicharm Corp.	63,500	2,557,796
Yakult Honsha Co. Ltd.	23,120	1,309,109
		35,904,275
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	268,755	2,266,769
Wal-Mart de Mexico SAB de CV	723,436	2,361,492
		4,628,261
Security	Shares	Value

Netherlands — 1.8%
Heineken Holding NV	14,392	$1,452,279
Heineken NV	33,958	4,122,480
Koninklijke Ahold Delhaize NV	150,170	4,471,995
		10,046,754
New Zealand — 0.1%
a2 Milk Co Ltd. (The)(a)(b)	106,028	476,928

Norway — 0.5%
Mowi ASA	64,240	1,635,519
Orkla ASA	116,867	1,191,008
		2,826,527
Sweden — 0.9%
Essity AB, Class B	87,703	2,909,122
Swedish Match AB	234,640	2,001,039
		4,910,161
Switzerland — 9.6%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	151	1,502,248
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,570,927
Nestle SA, Registered	405,397	50,531,543
		53,604,718
United Kingdom — 12.8%
Associated British Foods PLC	51,136	1,569,714
British American Tobacco PLC	328,084	12,738,042
Diageo PLC	334,802	16,046,552
Imperial Brands PLC	135,577	2,923,410
J Sainsbury PLC	255,352	961,113
Reckitt Benckiser Group PLC	105,770	9,344,795
Tate & Lyle PLC	66,920	684,450
Tesco PLC	1,112,526	3,436,793
Unilever PLC	377,572	22,062,870
Wm Morrison Supermarkets PLC	342,280	1,168,065
		70,935,804
United States — 53.1%
Altria Group Inc.	265,966	12,681,259
Archer-Daniels-Midland Co.	80,237	4,862,362
Brown-Forman Corp., Class B, NVS	26,231	1,965,751
Campbell Soup Co.	29,305	1,336,015
Church & Dwight Co. Inc.	34,996	2,982,359
Clorox Co. (The)	17,948	3,229,025
Coca-Cola Co. (The)	497,966	26,944,940
Colgate-Palmolive Co.	121,423	9,877,761
Conagra Brands Inc.	68,927	2,507,564
Constellation Brands Inc., Class A	24,212	5,662,945
Costco Wholesale Corp.	63,492	25,121,880
Estee Lauder Companies Inc. (The), Class A	33,308	10,594,609
General Mills Inc.	87,497	5,331,192
Hershey Co. (The)	21,095	3,674,327
Hormel Foods Corp.	40,315	1,925,041
JM Smucker Co. (The)	15,647	2,027,382
Kellogg Co.	36,345	2,338,074
Kimberly-Clark Corp.	48,371	6,471,072
Kraft Heinz Co. (The)	93,226	3,801,756
Kroger Co. (The)	108,709	4,164,642
Lamb Weston Holdings Inc.	20,878	1,684,019
McCormick & Co. Inc./MD, NVS	35,859	3,167,067
Molson Coors Beverage Co., Class B(a)	27,013	1,450,328
Mondelez International Inc., Class A	201,623	12,589,340
Monster Beverage Corp.(a)	53,080	4,848,858

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	171,961	$25,479,461
Philip Morris International Inc.	223,816	22,182,404
Procter & Gamble Co. (The)	344,504	46,483,925
Sysco Corp.	73,469	5,712,215
Tyson Foods Inc., Class A	42,423	3,129,121
Walgreens Boots Alliance Inc.	103,138	5,426,090
Walmart Inc.	180,639	25,473,712
		295,126,496

Total Common Stocks — 99.0%
(Cost: $489,014,852)		549,840,517

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	25,599	2,703,611

Total Preferred Stocks — 0.5%
(Cost: $3,047,416)		2,703,611

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,871,385	1,872,508
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	447,000	$447,000
		2,319,508

Total Short-Term Investments — 0.4%
(Cost: $2,319,508)		2,319,508

Total Investments in Securities — 99.9%
(Cost: $494,381,776)		554,863,636

Other Assets, Less Liabilities — 0.1%		560,687

Net Assets — 100.0%		$555,424,323

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,545,992	$326,488	(a)	$—		$28	$—	$1,872,508	1,871,385	$1,310	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	847,000	—		(400,000	)(a)	—	—	447,000	447,000	21		—
						$28	$—	$2,319,508		$1,331		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Consumer Staples Select Sector E-Mini Index	32	09/17/21	$2,247	$(11,915)
Euro STOXX 50 Index	5	09/17/21	240	(3,197)
FTSE 100 Index	3	09/17/21	290	(3,975)
				$(19,087)

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$318,800,621	$231,039,896	$—	$549,840,517
Preferred Stocks	—	2,703,611	—	2,703,611
Money Market Funds	2,319,508	—	—	2,319,508
	$321,120,129	$233,743,507	$—	$554,863,636
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(19,087)	$—	$—	$(19,087)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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